Offerings - Offering: 1	Nov. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	581,839
Proposed Maximum Offering Price per Unit	20.32
Maximum Aggregate Offering Price	$ 11,822,968.48
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,028.60
Offering Note	(1) This Form S-8 registration statement to which this Exhibit 107.1 is attached (the "Registration Statement") registers 581,839 shares of Class A common stock, par value $0.0001 per share (the "Common Stock"), of Flowco Holdings Inc., a Delaware corporation, that may be delivered with respect to awards under the Flowco Holdings Inc. 2025 Equity and Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover an indeterminate number of additional shares of Common Stock that may become issuable pursuant to the adjustment or anti-dilution provisions of the Plan. The proposed maximum offering price per share and maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock, as reported on the New York Stock Exchange on November 4, 2026 ($21.50 and $19.14, respectively).